PROPERTY, PLANT AND EQUIPMENT - Mining Property Costs Not Subject To Depletion (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 7,259.7	$ 7,566.3
Mining property costs not subject to depletion
Disclosure of detailed information about property, plant and equipment [line items]
Projects with mineral reserves	2,429.3	2,346.1
Exploration potential	1,220.9	1,465.1
Mines under construction	261.6	89.6
Total	$ 3,911.8	$ 3,900.8